Significant accounting policies	6 Months Ended
Jun. 30, 2012
Significant accounting policies
2.	Significant accounting policies:

On January 27, 2012, the Company acquired Seaspan Management Services Limited (“the Manager”). See note 3 for a description of the acquisition. The results of the Manager have been included in the Company’s consolidated financial statements since the date of acquisition and result in the following changes to our significant accounting policies:

(a)	Principles of consolidation:

The accompanying financial statements include the accounts of Seaspan Corporation and all of its subsidiaries, which are wholly-owned. As of June 30, 2012, the following additional subsidiaries are being consolidated:

•	Seaspan Management Services Limited;

•	Seaspan Ship Management Ltd.;

•	Seaspan Crew Management Ltd.;

•	Seaspan Advisory Services Limited;

•	Seaspan Crew Management India Private Limited.

(b)	Foreign currency translation:

The functional and reporting currency is the United States dollar. Transactions incurred in other currencies are translated into United States dollars using the exchange rate at the time of the transaction. Monetary assets and liabilities as of the financial reporting date are translated into United States dollars using exchange rates at that date. Exchange gains and losses are included in net earnings.

(c)	Goodwill:

Goodwill represents the excess of the purchase price of an acquired enterprise over the fair value assigned to assets acquired and liabilities assumed in a business combination. Goodwill and indefinite-lived intangible assets are not amortized, but reviewed for impairment annually or more frequently if impairment indicators arise. A fair value approach is used to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value. Intangible assets with finite lives are amortized over their useful lives. Intangible assets with finite lives are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.